Note 4 - Vessel, Net (Tables)	9 Months Ended
Sep. 30, 2016
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Costs	Accumulated Depreciation	Net Book Value

Balance, January 1, 2016	124,748,377	(35,790,625)	88,957,752
Depreciation for the period	-	(6,569,978)	(6,569,978)
Delivery of newbuilding vessel	31,831,239	-	31,831,239
Sale of a vessel	(3,749,135)	1,113,067	(2,636,068)
Vessel Acquisition	3,045,785	-	3,045,785
Balance, September 30, 2016	155,876,266	(41,247,536)	114,628,730